Other financial assets, Non-current (Details Narrative)	12 Months Ended
Mar. 31, 2021
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Security Deposits, Non-Current, Remaining Contractual Term	1 year
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Security Deposits, Non-Current, Remaining Contractual Term	8 years